Earnings Per Share	12 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings Per Share

18. Earnings Per Share

Basic and diluted earnings per ordinary share for each of the year presented is calculated as follows:

	For the years ended
	June 30,
	2026	2025	2024
	US$	US$	US$
Net (loss)/income from continuing operations	(196,053)	1,477,806	702,604
(Loss) /Income from discontinued operations, net of income tax	-	(712,887)	845,743
Net (loss)/income	(196,053)	764,919	1,548,347
Weighted average number of ordinary shares outstanding
Class A Ordinary Shares – Outstanding, basic (1)	267,568	105,975	100,000

Earnings per ordinary share-Continuing operations
Class A Ordinary Shares – Basic and Diluted (2)	(0.73)	13.94	7.03

Earnings per ordinary share-Discontinued operations
Class A Ordinary Shares – Basic and Diluted (2)	-	(6.73)	8.46

As the Class B ordinary shares do not have profit-sharing rights and do not participate in the earnings of the Company, they are excluded from the earnings per share calculation.

(1)	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.

(2)	For the year ended June 30, 2026, potential dilutive ordinary shares, specifically including warrants and convertible notes, were excluded from the calculation of diluted earnings per share because their inclusion would have an anti-dilutive effect on the Company's net loss.